Business Segments (Tables)	12 Months Ended
Jan. 02, 2016
Business Segments [Abstract]
Reconciliation of Revenue from Segments to Consolidated [Table Text Block]
The reportable operating segment results below reflect the realignment for fiscal years 2015 and 2014.

	(unaudited)
	Fiscal Year
(In millions)	2015	2014
Revenue:
Wolverine Outdoor & Lifestyle Group	$957.5	$1,024.6
Wolverine Boston Group	942.8	906.1
Wolverine Heritage Group	370.5	369.7
Wolverine Multi-Brand Group	351.2	399.0
Other	69.6	61.7
Total	$2,691.6	$2,761.1

	(unaudited)
	Fiscal Year
(In millions)	2015	2014
Operating profit (loss):
Wolverine Outdoor & Lifestyle Group	$197.7	$216.0
Wolverine Boston Group	132.9	132.9
Wolverine Heritage Group	54.6	59.5
Wolverine Multi-Brand Group	5.2	14.3
Other	5.6	4.4
Corporate	(194.9)	(197.2)
Total	$201.1	$229.9

The reportable operating segment results below reflect the realignment for each quarter of fiscal 2015:

	(unaudited)
	Fiscal Year 2015
(In millions)	Q1	Q2	Q3	Q4	Full-year
Revenue:
Wolverine Outdoor & Lifestyle Group	$231.1	$210.3	$252.7	$263.4	$957.5
Wolverine Boston Group	234.3	240.7	222.3	245.5	942.8
Wolverine Heritage Group	81.4	79.2	87.3	122.6	370.5
Wolverine Multi-Brand Group	71.9	81.5	95.9	101.9	351.2
Other	12.7	18.4	20.7	17.8	69.6
Total	$631.4	$630.1	$678.9	$751.2	$2,691.6

	(unaudited)
	Fiscal Year 2015
(In millions)	Q1	Q2	Q3	Q4	Full-year
Operating profit (loss):
Wolverine Outdoor & Lifestyle Group	$54.7	$35.9	$59.8	$47.3	$197.7
Wolverine Boston Group	37.3	39.3	29.7	26.6	132.9
Wolverine Heritage Group	11.8	11.0	14.8	17.0	54.6
Wolverine Multi-Brand Group	(1.7)	4.2	7.2	(4.5)	5.2
Other	1.2	1.1	1.8	1.5	5.6
Corporate	(39.7)	(43.9)	(37.4)	(73.9)	(194.9)
Total	$63.6	$47.6	$75.9	$14.0	$201.1